Performance Management - YCG Enhanced Fund	Mar. 31, 2026
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	PAST PERFORMANCE
Performance Narrative [Text Block]
The accompanying bar chart and table provide some indication of the risks of investing in the Fund and the variability of the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual total returns for one year, five years, ten years, and since the Fund’s inception compare with those of broad measures of market performance. Following the bar chart is the Fund’s highest and lowest quarterly returns during the period shown in the bar chart. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. It may perform better or worse in the future.
Updated performance information is available on the Fund’s website at http://www.ycgfunds.com or by calling 855-444-YCGF (9243).

Performance Past Does Not Indicate Future [Text]	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. It may perform better or worse in the future.
Performance Information Illustrates Variability of Returns [Text]	The accompanying bar chart and table provide some indication of the risks of investing in the Fund and the variability of the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual total returns for one year, five years, ten years, and since the Fund’s inception compare with those of broad measures of market performance.
Performance Additional Market Index [Text]	The accompanying bar chart and table provide some indication of the risks of investing in the Fund and the variability of the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual total returns for one year, five years, ten years, and since the Fund’s inception compare with those of broad measures of market performance.
Bar Chart [Heading]	Annual Total Returns as of December 31
Bar Chart Closing [Text Block]

Best Quarter		Worst Quarter
Q2 2020	18.43%	Q1 2020	-20.78%

Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	18.43%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(20.78%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	Average Annual Total Returns for the periods ended December 31, 2025
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Furthermore, the after-tax returns shown are not relevant to those investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts (“IRAs”).
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses, or taxes)
Performance Table Closing [Text Block]	After-tax returns are calculated using the historical highest individual federal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your individual situation and may differ from those shown. Furthermore, the after-tax returns shown are not relevant to those investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts (“IRAs”).
Performance Availability Website Address [Text]	http://www.ycgfunds.com
Performance Availability Phone [Text]	855-444-YCGF (9243)